FINANCING EXPENSES (INCOME), NET	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
FINANCING EXPENSES (INCOME), NET

NOTE 19 – FINANCING EXPENSES (INCOME), NET

	Year ended December 31
	2024	2023

Interest income	65	66
Change in fair value of marketable securities	88	-
Interest on loans	(93)	-
Share issuance expenses	(176)	-
Currency exchange differences	(37)	(14)
Bank charges and other finance expenses, net	(2)	(5)
	(155)	47

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)